INCOME TAXES (Details) - Dec. 31, 2017 ¥ in Thousands	USD ($)	CNY (¥)
Income taxes
Tax withheld on remittance of dividends | $	$ 10
HONG KONG
Income taxes
Tax withheld on remittance of dividends | ¥		¥ 0